Other non-current assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Other non-current assets
Prepayment to location partners	¥ 11,649	¥ 133,887
Prepayment for purchase of property, equipment and software	15,038	19,920
Deposits	7,790	8,467
Others	1,421	2,712
Total	35,898	164,986	$ 5,204
Impairment of non-current prepaid commissions to the location partners	¥ 87,069	¥ 0